Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Policy Account Balance And Market Risk Benefits (Detail) - Variable Annuity And Variable Life Insurance - JPY (¥)
¥ in Millions
	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Policyholder Account Balance [Line Items]
Beginning balance	¥ 167,207	¥ 163,734
Effect of changes other than through net income and other comprehensive income	(11,839)	(26,997)
Surrenders and withdrawals	(2,634)	(7,641)
Transfer in	(3,853)	(7,891)
Benefit payments	(5,366)	(11,434)
Others	14	(31)
Changes through net income	(4,141)	30,205
Effect of changes in fair value of corresponding investment assets	(2,766)	40,846
Fee income	(1,860)	(3,750)
Effect of changes in fair value of market risk benefits	485	(6,891)
Changes through other comprehensive income	104	265
Effect of changes in the instrument-specific credit risk	104	265
Ending balance	151,331	167,207
Policyholder account balances	151,032	167,496
Market risk benefits	299	(289)
Total	¥ 151,331	¥ 167,207